MERGER (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
SCHEDULE OF SECURITIES ISSUED IN MERGER

Securities Issued in Merger	Issued at Merger
Ordinary Shares	25,777	*
Series A2 Preferred Shares	1,264,360
Series A1A Preferred Shares	4,473,547
Series Seed Preferred Shares	7,020
Series B Preferred Shares	7,389,850
Series A4 Preferred Shares	568,930
Ordinary Shares Warrants	52	*
Series Seed Warrants	4,165
Equity Awards for Ordinary Shares	19,583	*
Total Securities Issued in Merger	13,753,284

*	Only ordinary shares were adjusted in the February 25, 2024 reverse stock split.

SCHEDULE OF MERGER

Cash – PIPE	$3,500,000
Cash – Issuance of ordinary shares	1,356,178
Conversion of convertible promissory notes, net of discount	7,878,025
Transaction costs	(3,449,177)
Warrant liability, net of discount	3,440,144
Hudson Capital equity as of Merger	2,429,948
Total	$15,155,118